Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000099791
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares
Without Sales Load [Member] | C000099791
Average Annual Return [Line Items]
Average Annual Return, Percent		15.08%	8.83%	6.57%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.24%)	1.90%
ICE BofA US ABS & CMBS Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	ICE BofA US ABS & CMBS Index (USD) (TR)
Average Annual Return, Percent		6.34%	2.12%	2.73%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.